ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Principal Subsidiaries Variable Interest Entities, and Subsidiaries

The Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Percentage of
equity
interest
		Date of	attributable
	Place of	establishment/	to the
Name	establishment	acquisition	Company	Principal activities
Subsidiaries:
Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	Mainland China	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	Mainland China	December 15, 2015	100%	Research and development
Camelot Technology Co., Ltd. (“Camelot Technology”)	Mainland China	September 3, 2021	82.72%	Enterprise digital solutions and related services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	Mainland China	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	Mainland China	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	Mainland China	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	Mainland China	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	Mainland China	March 31, 2016	Nil	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	Mainland China	December 26, 2017	Nil	Cloud services
Kingsoft Cloud (Tianjin) Technology Development Co., Ltd.	Mainland China	May 30, 2019	Nil	Cloud services

*Collectively, the “WFOE”

Schedule of Assets Liabilities Results of Variable Interest Entities

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	2,209,647	1,231,226	178,511
Restricted cash	89,704	107,840	15,635
Accounts receivable, net of allowance for credit losses of RMB30,082 and RMB32,413 (US$4,699) as of December 31, 2021 and 2022, respectively	3,170,860	2,032,260	294,650
Prepayments and other assets	907,350	927,040	134,408
Amounts due from related parties	184,137	216,346	31,367
Amounts due from subsidiaries of the Group	2,157,428	2,538,670	368,073
Total current assets	8,719,126	7,053,382	1,022,644
Non-current assets:
Property and equipment, net	2,157,093	1,978,937	286,919
Intangible assets, net	93,662	83,393	12,091
Prepayments and other assets	27,036	20,257	2,937
Goodwill	64,082	48,814	7,077
Equity investments	162,244	179,697	26,054
Amounts due from related parties	4,712	4,712	683
Operating lease right-of-use assets	184,908	147,719	21,417
Total non-current assets	2,693,737	2,463,529	357,178
Total assets	11,412,863	9,516,911	1,379,822
Current liabilities:
Accounts payable	2,733,487	2,113,674	306,455
Accrued expenses and other liabilities	1,208,868	644,858	93,496
Short-term bank loans	1,348,166	885,500	128,385
Income tax payable	1,026	—	—
Amounts due to related parties	797,731	388,308	56,299
Current operating lease liabilities	70,672	87,142	12,634
Amounts due to subsidiaries of the Group	1,597,946	3,854,844	558,900
Total current liabilities	7,757,896	7,974,326	1,156,169
Non-current liabilities:
Other liabilities	6,975	284,971	41,316
Non-current operating lease liabilities	121,057	90,138	13,069
Amounts due to related parties	472,882	413,464	59,947
Amounts due to subsidiaries of the Group	7,486,525	7,206,545	1,044,851
Total non-current liabilities	8,087,439	7,995,118	1,159,183
Total liabilities	15,845,335	15,969,444	2,315,352

Schedule of Operations and Cash Flows Results of Variable Interest Entities

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenues	6,377,158	7,972,143	5,571,837	807,840
Net loss	(922,908)	(1,556,904)	(2,211,057)	(320,573)
Net cash used in operating activities	(833,479)	(958,748)	(144,977)	(21,020)
Net cash used in investing activities	(1,471,637)	(843,586)	(1,167,374)	(169,253)
Net cash generated from financing activities	2,802,088	2,612,563	567,592	82,293